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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number      811-05646

New Century Portfolios
(Exact name of registrant as specified in charter)

100 William Street, Suite 200 Wellesley, Massachusetts	02481
(Address of principal executive offices)	(Zip code)

Nicole M. Tremblay, Esq.

Weston Financial Group, Inc. 100 William Street, Suite 200 Wellesley, MA 02481
(Name and address of agent for service)

Registrant's telephone number, including area code:     (781) 235-7055

Date of fiscal year end:       October 31

Date of reporting period:      July 1, 2012 - June 30, 2013

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a)	The name of the issuer of the portfolio security;

(b)	The exchange ticker symbol of the portfolio security;

(c)	The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d)	The shareholder meeting date;

(e)	A brief identification of the matter voted on;

(f)	Whether the matter was proposed by the issuer or by a security holder;

(g)	Whether the registrant cast its vote on the matter;

(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i)	Whether the registrant cast its vote for or against management.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    New Century Portfolios

By (Signature and Title)*		/s/ Nicole M. Tremblay
Nicole M. Tremblay, President
Date	July 23, 2013

* Print the name and title of each signing officer under his or her signature.

EXHIBIT A

New Century Portfolios' Form N-PX (Annual Proxy Voting Record) (07/01/12 - 06/30/13)

New Century Portfolios
New Century Capital Portfolio
Ticker: NCCPX
Proxy Voting Record: 07/01/12 - 06/30/13
Issuer	Ticker	Cusip Number	Shareholder Mtg Date	Actions Voted on	Matter Proposed by Issuer or Security Holder	Did Registrant Cast its Vote on the Matter	How Registrant Cast Vote	Whether Registrant Cast its Vote For or Against Management
Investment Company Institute	n/a	n/a	10/9/2012	Election of Governors	Issuer	Yes	For	For
Investment Company Institute	n/a	n/a	10/9/2012	Ratification of PricewaterhouseCoopers LLP as independent auditors for fiscal year ending September 30, 2012.	Issuer	Yes	For	For
Investment Company Institute	n/a	n/a	10/9/2012	Other Matters.	Issuer	Yes	For	For
Fidelity Select Software and Computer Services Portfolio	FSCSX	316390-822	5/14/2013	Elect Directors	Issuer	Yes	For	For
Fidelity Select Software and Computer Services Portfolio	FSCSX	316390-822	5/14/2013	To approve a management contract between the fund and Fidelity SelectCo, LLC	Issuer	Yes	For	For
Fidelity Select Utilities Portfolio	FSUTX	316390-509	5/14/2013	Elect Directors	Issuer	Yes	For	For
Fidelity Select Utilities Portfolio	FSUTX	316390-509	5/14/2013	To approve a management contract between the fund and Fidelity SelectCo, LLC	Issuer	Yes	For	For
Fidelity Select Health Care Portfolio	FSPHX	316390-301	5/14/2013	Elect Directors	Issuer	Yes	For	For
Fidelity Select Health Care Portfolio	FSPHX	316390-301	5/14/2013	To approve a management contract between the fund and Fidelity SelectCo, LLC	Issuer	Yes	For	For
Fidelity Select Health Care Portfolio	FSPHX	316390-301	5/14/2013
Shareholder proposal requesting that the Board of Trustees institute procedures to prevent holding investments in companies that, in management's judgment, substantially contribute to genocide or crimes against humanity.
					Security Holder	Yes	Against	For
Oppenheimer International Growth Fund Class Y	OIGYX	68380L-407	6/21/2013	Elect Directors	Issuer	Yes	For	For
Oppenheimer International Growth Fund Class Y	OIGYX	68380L-407	6/21/2013	Revise the fundamental policy relating to borrowing, concentration of investments, lending, real estate and commodities, senior securities, and underwriting.	Issuer	Yes	For	For
Oppenheimer International Growth Fund Class Y	OIGYX	68380L-407	6/21/2013	Remove the fundamental policy relating to diversification of investments.	Issuer	Yes	For	For
Oppenheimer International Growth Fund Class Y	OIGYX	68380L-407	6/21/2013	Convert the fund's investment objective from fundamental to non-fundamental	Issuer	Yes	For	For
Oppenheimer International Growth Fund Class Y	OIGYX	68380L-407	6/21/2013	Approve a change in the fund's investment objective.	Issuer	Yes	For	For
Oppenheimer International Growth Fund Class Y	OIGYX	68380L-407	6/21/2013
To approve an agreement and plan of reorganization that provides for the reorganization of a fund from a Maryland corporation or Massachusetts business trust, as applicable, into a Delaware statutory trust.
					Issuer	Yes	For	For
Oppenheimer Developing Markets Fund Class Y	ODVYX	683974-505	6/21/2013	Elect Directors	Issuer	Yes	For	For
Oppenheimer Developing Markets Fund Class Y	ODVYX	683974-505	6/21/2013	Revise the fundamental policy relating to borrowing, concentration of investments, lending, real estate and commodities, senior securities, and underwriting.	Issuer	Yes	For	For
Oppenheimer Developing Markets Fund Class Y	ODVYX	683974-505	6/21/2013	Remove the fundamental policy relating to diversification of investments.	Issuer	Yes	For	For
Oppenheimer Developing Markets Fund Class Y	ODVYX	683974-505	6/21/2013	Convert the fund's investment objective from fundamental to non-fundamental	Issuer	Yes	For	For
Oppenheimer Developing Markets Fund Class Y	ODVYX	683974-505	6/21/2013	Approve a change in the fund's investment objective.	Issuer	Yes	For	For
Oppenheimer Developing Markets Fund Class Y	ODVYX	683974-505	6/21/2013
To approve an agreement and plan of reorganization that provides for the reorganization of a fund from a Maryland corporation or Massachusetts business trust, as applicable, into a Delaware statutory trust.
					Issuer	Yes	For	For

New Century Portfolios
New Century Balanced Portfolio
Ticker: NCIPX
Proxy Voting Record: 07/01/12 - 06/30/13
Issuer	Ticker	Cusip Number	Shareholder Mtg Date	Actions Voted on	Matter Proposed by Issuer or Security Holder	Did Registrant Cast its Vote on the Matter	How Registrant Cast Vote	Whether Registrant Cast its Vote For or Against Management
Investment Company Institute	n/a	n/a	10/9/2012	Election of Governors	Issuer	Yes	For	For
Investment Company Institute	n/a	n/a	10/9/2012	Ratification of PricewaterhouseCoopers LLP as independent auditors for fiscal year ending September 30, 2012.	Issuer	Yes	For	For
Investment Company Institute	n/a	n/a	10/9/2012	Other Matters.	Issuer	Yes	For	For
Loomis Sayles Global Bond I	LSGBX	543495-782	3/18/2013	Elect Directors	Issuer	Yes	For	For
Loomis Sayles Institutional High Income I	LSHIX	543495-600	3/18/2013	Elect Directors	Issuer	Yes	For	For
Loomis Sayles Bond I	LSBDX	543495-840	3/18/2013	Elect Directors	Issuer	Yes	For	For
Fidelity Select Utilities Portfolio	FSUTX	316390-509	5/14/2013	Elect Directors	Issuer	Yes	For	For
Fidelity Select Utilities Portfolio	FSUTX	316390-509	5/14/2013	To approve a management contract between the fund and Fidelity SelectCo, LLC.	Issuer	Yes	For	For
Fidelity Select Health Care Portfolio	FSPHX	316390-301	5/14/2013	Elect Directors	Issuer	Yes	For	For
Fidelity Select Health Care Portfolio	FSPHX	316390-301	5/14/2013	To approve a management contract between the fund and Fidelity SelectCo, LLC.	Issuer	Yes	For	For
Fidelity Select Health Care Portfolio	FSPHX	316390-301	5/14/2013
Shareholder proposal requesting that the Board of Trustees institute procedures to prevent holding investments in companies that, in management's judgment, substantially contribute to genocide or crimes against humanity.
					Security Holder	Yes	Against	For

New Century Portfolios
New Century Opportunistic Portfolio
Ticker: NCAPX
Proxy Voting Record: 07/01/12 - 2/28/13* (*the Fund was merged into New Century Capital Portfolio)
Issuer	Ticker	Cusip Number	Shareholder Mtg Date	Actions Voted on	Matter Proposed by Issuer or Security Holder	Did Registrant Cast its Vote on the Matter	How Registrant Cast Vote	Whether Registrant Cast its Vote For or Against Management
Brown Advisory Growth Equity Institutional Shares	BIAGX	74316J-201	9/26/2012	To approve an Agreement and Plan of Reorganization	Issuer	Yes	For	For
Brown Advisory Growth Equity Institutional Shares	BIAGX	74316J-201	9/26/2012	To approve a Manager of Managers Arrangement	Issuer	Yes	For	For
Investment Company Institute	n/a	n/a	10/9/2012	Election of Governors	Issuer	Yes	For	For
Investment Company Institute	n/a	n/a	10/9/2012	Ratification of PricewaterhouseCoopers LLP as independent auditors for fiscal year ending September 30, 2012.	Issuer	Yes	For	For
Investment Company Institute	n/a	n/a	10/9/2012	Other Matters.	Issuer	Yes	For	For

New Century Portfolios
New Century International Portfolio
Ticker: NCFPX
Proxy Voting Record: 07/01/12 - 06/30/13
Issuer	Ticker	Cusip Number	Shareholder Mtg Date	Actions Voted on	Matter Proposed by Issuer or Security Holder	Did Registrant Cast its Vote on the Matter	How Registrant Cast Vote	Whether Registrant Cast its Vote For or Against Management
Investment Company Institute	n/a	n/a	10/9/2012	Election of Governors	Issuer	Yes	For	For
Investment Company Institute	n/a	n/a	10/9/2012	Ratification of PricewaterhouseCoopers LLP as independent auditors for fiscal year ending September 30, 2012.	Issuer	Yes	For	For
Investment Company Institute	n/a	n/a	10/9/2012	Other Matters.	Issuer	Yes	For	For
Oppenheimer International Growth Fund Class Y	OIGYX	68380L-407	6/21/2013	Elect Directors	Issuer	Yes	For	For
Oppenheimer International Growth Fund Class Y	OIGYX	68380L-407	6/21/2013	Revise the fundamental policy relating to borrowing, concentration of investments, lending, real estate and commodities, senior securities, and underwriting.	Issuer	Yes	For	For
Oppenheimer International Growth Fund Class Y	OIGYX	68380L-407	6/21/2013	Remove the fundamental policy relating to diversification of investments.	Issuer	Yes	For	For
Oppenheimer International Growth Fund Class Y	OIGYX	68380L-407	6/21/2013	Convert the fund's investment objective from fundamental to non-fundamental	Issuer	Yes	For	For
Oppenheimer International Growth Fund Class Y	OIGYX	68380L-407	6/21/2013	Approve a change in the fund's investment objective.	Issuer	Yes	For	For
Oppenheimer International Growth Fund Class Y	OIGYX	68380L-407	6/21/2013
To approve an agreement and plan of reorganization that provides for the reorganization of a fund from a Maryland corporation or Massachusetts business trust, as applicable, into a Delaware statutory trust.
					Issuer	Yes	For	For
Harbor International Fund Institutional	HAINX	411511-306	6/25/2013
To approve a new advisory agreement with Harbor Capital Advisors, Inc., the funds' current investment adviser, as a result of a proposed transaction involving the sale of Harbor Capital Advisors' parent company
					Issuer	Yes	For	For
Harbor International Fund Institutional	HAINX	411511-306	6/25/2013	To approve an amended and restated agreement and declaration of trust for Harbor Funds	Issuer	Yes	For	For

New Century Portfolios
New Century Alternative Strategies Portfolio
Ticker: NCHPX
Proxy Voting Record: 07/01/12 - 06/30/13
Issuer	Ticker	Cusip Number	Shareholder Mtg Date	Actions Voted on	Matter Proposed by Issuer or Security Holder	Did Registrant Cast its Vote on the Matter	How Registrant Cast Vote	Whether Registrant Cast its Vote For or Against Management
Marketfield Fund	MFLDX	89833W-865	09/20/12
To approve an Agreement and Plan of Regoranization which provides for: (a) the transfer of all the assets and liabilities of the Marketfield Fund to the MainStay Marketfield Fund (the "Acquiring Fund"), and (b) the distributionof the Class I shares of the Acquiring Fund Pro Rata by Marketfield Fund to its shareholders in complete liquidation of the Marketfield Fund.
					Issuer	Yes	For	For
Investment Company Institute	n/a	n/a	10/9/2012	Election of Governors	Issuer	Yes	For	For
Investment Company Institute	n/a	n/a	10/9/2012	Ratification of PricewaterhouseCoopers LLP as independent auditors for fiscal year ending September 30, 2012.	Issuer	Yes	For	For
Investment Company Institute	n/a	n/a	10/9/2012	Other Matters.	Issuer	Yes	For	For
Oppenheimer Steelpath MLP Select 40 Fund Class I	MLPTX	858268-B11	11/16/2012	Elect Directors	Issuer	Yes	For	For
Oppenheimer Steelpath MLP Select 40 Fund Class I	MLPTX	858268-204	11/16/2012	To approve a new investment advisory agreement	Issuer	Yes	For	For
Oppenheimer Steelpath MLP Select 40 Fund Class I	MLPTX	858268-204	11/16/2012	Remove the Fund's fundamental 80% investment policy.	Issuer	Yes	For	For
Oppenheimer Steelpath MLP Select 40 Fund Class I	MLPTX	858268-204	11/16/2012	Revise the fundamental policies relating to borrowing, concentration of investments, lending, real estate and commodities, senior securities and underwriting.	Issuer	Yes	For	For
Oppenheimer Steelpath MLP Select 40 Fund Class I	MLPTX	858268-204	11/16/2012	Remove the fundamental policiy relating to diversification of investments.	Issuer	Yes	For	For
Oppenheimer Steelpath MLP Select 40 Fund Class I	MLPTX	858268-204	11/16/2012	To amend and restate the Trust's Agreement and Declaration of Trust	Issuer	Yes	For	For
Gateway Fund Class A	GATEX	367829-207	3/18/2013	Elect Directors	Issuer	Yes	For	For
Eaton Vance Enhanced Equity Income Fund II	EOS	278277-108	4/19/2013	Elect Directors	Issuer	Yes	For	For
Eaton Vance Risk-Managed Dividend Equity Income Fund	ETJ	27829G-106	4/19/2013	Elect Directors	Issuer	Yes	For	For
ING Global Real Estate Fund Class I	IGLIX	44980Q-302	5/13/2013
To approve a new investment advisory agreement for the fund with ING Investments propted by the IPO, and to approve, under certain circumstances, any future advisory agreements propted by change of control events that occur as part of the separation plan.
					Issuer	Yes	For	For
ING Global Real Estate Fund Class I	IGLIX	44980Q-302	5/13/2013	Elect Directors	Issuer	Yes	For	For
ING Global Real Estate Fund Class I	IGLIX	44980Q-302	5/13/2013
To approve a modification to the current manager-of-managers policy to permit ING Investments, subject to prior approval by the Board, to enter into and materially amend agreements without obtaining the approval of such fund's shareholders.
					Issuer	Yes	For	For